Financial Instruments (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial lliabilities, Carrying Amount	$ 816,512	$ 838,482
Financial liabilities, Fair Value	816,512	838,482
Long-term borrowings (including current installments) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial lliabilities, Carrying Amount	86,305,318	110,608,010
Financial liabilities, Fair Value	86,305,318	110,608,010
Financial liabilities held for trading [Member]
Disclosure of detailed information about financial instruments [line items]
Financial lliabilities, Carrying Amount	22,115	106,597
Financial liabilities, Fair Value	22,115	106,597
Available-for-sale financial assets - noncurrent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying Amount	0	4,348,134
Financial assets, Fair Value	0	4,348,134
Long-term receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying Amount	930,001	1,790,400
Financial assets, Fair Value	930,001	1,790,400
Refundable deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying Amount	716,097	515,148
Financial assets, Fair Value	716,097	515,148
Financial assets mandatorily Measured at Fair Value Through Profit or Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying Amount	1,709,531	0
Financial assets, Fair Value	1,709,531	0
Financial assets held for trading [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying Amount	0	70,366
Financial assets, Fair Value	0	70,366
Financial assets at Fair Value Through Other Other Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying Amount	6,979,925	0
Financial assets, Fair Value	$ 6,979,925	$ 0